Acquisitions (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014 item
Acquisitions
Amount paid for acquisition		$ 140,730,000
Loan receivable		41,000,000
Casino Queen
Acquisitions
Payments for term loan	43,000,000
Loan receivable		41,000,000
Term of term loan	5 years
Interest rate on term loan (as a percent)	7.00%
Annual rent of property leased back on a triple net basis	14,000,000
Initial lease term		15 years
Number of lease renewal option		4
Period of lease renewal option		5 years
Real property associated with the Casino Queen in East St. Louis, Illinois
Acquisitions
Amount paid for acquisition	140,700,000
Transaction fees related to real estate acquisitions	$ 700,000